Other Balance Sheet Components (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, net:
Accounts receivable		$ 555,861	$ 305,895
Allowance for doubtful accounts:
Balance at the beginning of year		(20,214)	(14,068)	$ (14,980)
Additional provision charged to expenses		(15,424)	(8,465)	(14,621)
Write-off		7,674	2,319	15,533
Balance at the end of year		(27,964)	(20,214)	(14,068)
Accounts receivable, net		527,897	285,681
Prepaid expenses and other current assets:
Prepayments and loan to investees (including prepayment and receivables from related parties of $40,506 and $115,976 as of December 31, 2017 and 2018)		190,444	62,172
Prepayment and receivables from related parties		115,976	40,506
Secured loan to a founder of a related party	$ 100,000	80,000	80,000
Rental and other operation deposits		9,842	30,191
Amounts deposited by Weibo users		30,631	25,277
Content fees and revenue share		14,769	12,013
Advertising and marketing fees		4,742	2,926
Deductible value added tax		10,304
Others		21,703	15,659
Prepaid expenses and other current assets		362,435	228,238
Impairment on prepayment of investments		20,300	900	$ 8,100
Secured loan term to a founder of a related party (in years)	1 year
Annual interest rate of secured loan to a founder of a related party (as a percent)	5.00%
Property and equipment, net:
Property and equipment, gross		449,862	454,960
Less: Accumulated depreciation		(187,016)	(192,284)
Property and equipment, net		262,846	262,676
Other assets:
Investment related deposits		46,777	38,897
Deferred tax assets		23,213	16,158
Deposits for land use rights		6,321
Others		4,816	2,027
Total Other assets		81,127	57,082
Accrued expenses and other current liabilities:
Accrued sales rebates		149,371	104,117
Accrued payroll related expenses (including sales commission)		117,562	141,129
Advertising and marketing expenses		83,893	88,614
Guarantee liabilities (Note 17)		10,952	10,143
Deposit for secured loan		43,614
Turnover tax		44,280	32,367
Amount due to Weibo users		30,631	25,277
Employee reimbursement		8,934	8,055
Professional fee		10,014	9,253
Unpaid consideration for acquisitions		10,055	5,704
Others		31,501	22,120
Total accrued expenses and other current liabilities		540,807	446,779
RMB Deposits | Other current liabilities
Prepaid expenses and other current assets:
Secured deposits		$ 43,600
Loans Receivable
Prepaid expenses and other current assets:
Loan repaid			20,000
Annual interest rate (as a percent)		7.50%
Office building
Property and equipment, net:
Property and equipment, gross		$ 197,337	208,731
Office building related facilities
Property and equipment, net:
Property and equipment, gross		3,308	3,499
Computers and equipment
Property and equipment, net:
Property and equipment, gross		217,335	214,644
Leasehold improvements
Property and equipment, net:
Property and equipment, gross		17,328	14,258
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross		11,558	11,355
Other
Property and equipment, net:
Property and equipment, gross		$ 2,996	$ 2,473